Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities
Trade payables	$ 28,436	$ 16,949
Other payables and accrued liabilities	15,872	13,368
Accounts payable and accrued liabilities	$ 44,308	$ 30,317